Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income		$ 3,750,614	$ 2,098,625	$ 3,147,845
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		2,647,168	2,580,037	2,480,578
Net recoveries related to Ukraine Conflict		(1,490,431)	(194,750)	(1,269,471)
Asset impairment		100,838	49,766	86,855
Amortization of debt issuance costs, debt discount, debt premium and lease premium		174,387	223,649	253,003
Maintenance rights write-off	[1]	158,059	342,933	328,239
Maintenance liability release to income		(227,385)	(163,405)	(203,440)
Net gain on sale of assets		(819,482)	(651,142)	(489,620)
Deferred tax expense		501,497	250,504	280,069
Share-based compensation		166,239	111,140	97,058
Collections of finance leases		322,025	367,173	407,204
Gain on investments at fair value		(13,283)	(5,238)	(2,334)
Loss on debt extinguishment		4,932	13,450	4,097
Other		(225,785)	165,357	(7,392)
Changes in operating assets and liabilities:
Trade receivables		19,536	5,852	56,442
Other assets		340,175	241,143	(128,459)
Accounts payable, accrued expenses and other liabilities		(15,980)	1,549	220,761
Net cash provided by operating activities		5,393,124	5,436,643	5,261,435
Purchase of flight equipment		(3,653,925)	(5,062,507)	(4,662,680)
Proceeds from sale or disposal of assets		2,871,562	2,674,974	2,121,507
Prepayments on flight equipment		(2,420,373)	(1,553,851)	(1,569,706)
Cash proceeds from insurance claim and related settlements		1,488,519	172,000	1,254,400
Net proceeds from loans receivable		105,112	72,458	(300,329)
Other		(55,425)	(27,281)	(26,160)
Net cash used in investing activities		(1,664,530)	(3,724,207)	(3,182,968)
Issuance of debt		5,351,843	7,641,379	6,550,992
Repayment of debt		(7,082,721)	(8,799,950)	(6,568,370)
Debt issuance and extinguishment costs paid, net of debt premium received		(55,343)	(106,512)	(85,408)
Maintenance payments received		969,885	920,932	817,229
Maintenance payments returned		(248,634)	(248,017)	(201,474)
Security deposits received		447,415	344,816	480,950
Security deposits returned		(304,869)	(224,846)	(256,015)
Redemption of non-controlling interest and dividends paid to non-controlling interest holders		0	0	(112,034)
Repurchase of shares and tax withholdings on share-based compensation		(2,538,200)	(1,520,320)	(2,637,589)
Dividends paid on ordinary shares		(192,437)	(139,991)	0
Net cash used in financing activities		(3,653,061)	(2,132,509)	(2,011,719)
Net increase (decrease) in cash, cash equivalents and restricted cash		75,533	(420,073)	66,748
Effect of exchange rate changes		2,629	(3,811)	1,948
Cash, cash equivalents and restricted cash at beginning of period		1,401,582	1,825,466	1,756,770
Cash, cash equivalents and restricted cash at end of period		1,479,744	1,401,582	1,825,466
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,910,645	1,806,214	1,650,319
Ireland		243
Foreign jurisdictions:		25,864
Total income taxes paid, net		26,107	34,032	23,219
End-of-lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense		71,103	144,726	207,552
MR contract maintenance rights write-off offset by maintenance liability release		19,544	38,525	17,747
EOL contract maintenance rights write-off offset by EOL compensation received		67,412	159,682	102,940
Maintenance rights write-off	[1]	158,059	$ 342,933	$ 328,239
China
Supplemental cash flow information:
Foreign jurisdictions:		16,596
The Netherlands
Supplemental cash flow information:
Foreign jurisdictions:		3,448
Bermuda
Supplemental cash flow information:
Foreign jurisdictions:		2,651
Other
Supplemental cash flow information:
Foreign jurisdictions:		$ 3,169

[1]	Maintenance rights write-off consisted of the following:

End-of-lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$71,103	$144,726	$207,552
MR contract maintenance rights write-off offset by maintenance liability release	19,544	38,525	17,747
EOL contract maintenance rights write-off offset by EOL compensation received	67,412	159,682	102,940
Maintenance rights write-off	$158,059	$342,933	$328,239